Relationship with DuPont and Related Entities (Related Party Purchases and Sales) (Details) - Subsidiary of Common Parent [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Related party sales	$ 57		$ 110	$ 121
Operating Segments [Member] | Titanium Technologies [Member]
Related Party Transaction [Line Items]
Related party sales	2	[1]	0	6
Operating Segments [Member] | Fluoroproducts [Member]
Related Party Transaction [Line Items]
Related party sales	34	[1]	45	37
Operating Segments [Member] | Chemical Solutions [Member]
Related Party Transaction [Line Items]
Related party sales	$ 21	[1]	$ 65	$ 78

[1]	Subsequent to the spin-off on July 1, 2015, transactions with DuPont businesses were not considered related party transactions.